Share-Based Payments (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Y	Dec. 31, 2012 Y
Share-based Payments 1		1,585,401
Share-based Payments 2		1,348,975
Share-based Payments 3		1.73%
Share-based Payments 4		3.43%
Share-based Payments 5		60.00%
Share-based Payments 6		75.00%
Share-based Payments 7		0.00%
Share-based Payments 8		10,000
Share-based Payments 9		196,620
Share-based Payments 10		181,620
Share-based Payments 11		$ 294,000
Share-based Payments 12		278,000
Share-based Payments 13		10,000
Share-based Payments 14		4,000,000
Share-based Payments 15		1,585,401
Share-based Payments 16		1,067,404
Share-based Payments 17		1,407,000
Share-based Payments 18		4
Share-based Payments 19		14.42
Share-based Payments 20		3.92
Share-based Payments 21		1
Share-based Payments 22		$ 4.25
Share-based Payments 23		$ 1.50
Share-based Payments 1	1,584,501
Share-based Payments 2	1,367,063
Share-based Payments 3	1.73%
Share-based Payments 4	1.98%
Share-based Payments 5	75.00%
Share-based Payments 6	10
Share-based Payments 7	0.00%
Share-based Payments 8	10,000
Share-based Payments 9	196,620
Share-based Payments 10	210,010
Share-based Payments 11	193,000
Share-based Payments 12	166,677
Share-based Payments 13	3,333
Share-based Payments 14	44,000
Share-based Payments 15	64,000
Share-based Payments 16	$ 12,000
Share-based Payments 17	4,000,000
Share-based Payments 18	1,584,501
Share-based Payments 19	1,131,160
Share-based Payments 20	$ 4.25
Share-based Payments 21	$ 1.50